Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions

Note 2 – Acquisitions

As part of the Company's growth-through-acquisition strategy, in July 2011, the Company entered into a definitive agreement with American Water Works Company, Inc. ("American Water") to purchase all of the stock of the subsidiary that holds American Water's regulated water and wastewater operations in Ohio for cash of approximately $88,000 at closing plus certain assumed liabilities, including debt of approximately $16,000. American Water's Ohio operations serve approximately 57,000 customers. The purchase price is subject to certain adjustments at closing, and closing is conditioned upon the closing of the Company's sale of its regulated water operations in New York to American Water, and is subject to applicable regulatory approvals. In February 2012, the Public Utilities Commission of Ohio approved the Company's purchase in Ohio. The transaction will be accounted for as a business combination and is expected to close in the first half of 2012.

In June 2011, the Company completed its acquisition of approximately fifty-one water and five wastewater systems in Texas serving approximately 5,300 customers. The total purchase price consisted of $6,245 in cash. The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company were $1,826. The pro forma effect of the business acquired is not material to the Company's results of operations.

In addition to the Company's acquisition in Texas, during 2011, the Company completed eight acquisitions of water and wastewater utility systems in various states. The total purchase price consisted of $2,270 in cash. The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company were $226. The pro forma effect of the businesses acquired in 2011 is not material to the Company's results of operations.

During 2010, the Company completed 23 acquisitions or other growth ventures in various states. The total purchase price consisted of $8,625 in cash. The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company were $2,709 in 2011 and $778 in 2010. The pro forma effect of the businesses acquired in 2010 is not material to the Company's results of operations.

During 2009, the Company completed 18 acquisitions or other growth ventures in various states. The total purchase price of $6,282 for the systems acquired in 2009 consisted of $3,373 in cash, and the issuance of 164,052 shares of the Company's common stock. The operating revenues included in the consolidated financial statements of the Company during the period owned by the Company were $2,552 in 2011, $2,242 in 2010, and $1,176 in 2009. The pro forma effect of the businesses acquired in 2009 is not material to the Company's results of operations.